Company Financial Statements (Parent Company Only) - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 249,310	$ 36,147	¥ 246,863	¥ 137,840
Amounts due from a subsidiary	0	0	1,360
Total current assets	387,155	56,132	477,150
Non-current assets:
Total non-current assets	143,712	20,837	58,284
Total assets	530,867	76,969	535,434
Current liabilities
Accruals and other liabilities	97,763	14,175	61,851
Total current liabilities	282,341	40,936	136,447
Non-current liabilities:
Total non-current liabilities	123,848	17,956	64,941
Total liabilities	406,189	58,892	201,388
Shareholders' equity:
Statutory reserves	1,191	173	1,191
Accumulated deficit	(1,450,374)	(210,284)	(1,122,153)
Accumulated other comprehensive (loss) income	15,010	2,176	(5,886)
Total shareholders' equity	124,678	18,077	334,046	¥ 277,700	¥ 315,355
Total liabilities and shareholders' equity	530,867	76,969	535,434
Common Class A [Member]
Shareholders' equity:
Common stock	51	8	50
Common Class B [Member]
Shareholders' equity:
Common stock	24	3	25
Parent Company [Member]
Current assets:
Cash and cash equivalents	362	52	72,998
Amounts due from a subsidiary	13,697	1,986	0
Total current assets	14,059	2,038	72,998
Non-current assets:
Investments in subsidiaries	213,579	30,966	290,462
Total non-current assets	213,579	30,966	290,462
Total assets	227,638	33,004	363,460
Current liabilities
Accruals and other liabilities	27,432	3,977	3,744
Amounts due to the subsidiaries the VIEs	11,230	1,628	0
Total current liabilities	38,662	5,605	3,744
Non-current liabilities:
Net interests of the VIEs	64,718	9,383	27,115
Total non-current liabilities	64,718	9,383	27,115
Total liabilities	103,380	14,988	30,859
Shareholders' equity:
Additional paid-in capital	1,558,356	225,940	1,459,374
Statutory reserves	1,191	173	1,191
Accumulated deficit	(1,450,374)	(210,284)	(1,122,153)
Accumulated other comprehensive (loss) income	15,010	2,176	(5,886)
Total shareholders' equity	124,258	18,016	332,601
Total liabilities and shareholders' equity	227,638	33,004	363,460
Parent Company [Member] | Common Class A [Member]
Shareholders' equity:
Common stock	51	8	50
Parent Company [Member] | Common Class B [Member]
Shareholders' equity:
Common stock	¥ 24	$ 3	¥ 25